Changes in the balance of Debt Instruments Eligible to Compose Capital (Details) - BRL (R$) R$ in Thousands		12 Months Ended		24 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Debt Instruments Eligible to Compose Capital	[1]	R$ 19,641,408	R$ 13,119,660	R$ 19,641,408	R$ 10,175,961
Balance at beginning of the year		13,119,660	10,175,961	13,119,660	9,779,944
Issuance - Tier II		5,500,000		5,500,000
Interest payment Tier I	[2]	505,300	506,771	505,300	272,947
Interest payment Tier II	[2]	449,899	402,622	449,899	230,594
Exchange differences / Others		977,855	2,948,951	977,855	221,368
Payments of interest - Tier I		(493,071)	(495,789)	(493,071)	(178,278)
Payments of interest - Tier II		(418,235)	(418,856)	(418,235)	(150,614)
Balance at end of the year		R$ 19,641,408	R$ 13,119,660	R$ 19,641,408	10,175,961
Tier I 01 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	[3]	nov-18
Issuance Value	[3]			US$1,250
Interest Rate (a.a.)	[3]		7.250%
Debt Instruments Eligible to Compose Capital	[3]	R$ 7,050,080	R$ 6,554,451	R$ 7,050,080	5,092,153
Tier I I [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	[3]	nov-18
Issuance Value	[3]	US$1,250
Interest Rate (a.a.)	[3]	6.125%
Debt Instruments Eligible to Compose Capital	[3]	R$ 7,038,527	R$ 6,565,209	7,038,527	R$ 5,083,808
DebtInstrumentsEligibleToComposeCapitalMaturity	[3]	nov/28
Tier I I 02 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	[1]	nov-21
Issuance Value	[1]	R$ 5,300
Interest Rate (a.a.)	[1]	CDI+2%
Debt Instruments Eligible to Compose Capital	[1]	R$ 5,351,046		5,351,046
DebtInstrumentsEligibleToComposeCapitalMaturity	[1]	nov-31
Tier I I 03 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	[1]	dez-21
Issuance Value	[1]	R$ 200
Interest Rate (a.a.)	[1]	CDI+2%
Debt Instruments Eligible to Compose Capital	[1]	R$ 201,755		R$ 201,755
DebtInstrumentsEligibleToComposeCapitalMaturity	[1]	dez-31

[1]	Letras Financeiras issued in November 2021 have a redemption and repurchase option.
[2]	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges" (Note 32).
[3]	The issues were carried out through the Cayman Branch and there is no Income Tax at source, and interest is paid semiannually, as of May 8, 2019.